Recently Issued Accounting Standards	9 Months Ended
Sep. 30, 2025
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recently Issued Accounting Standards	RECENTLY ISSUED ACCOUNTING STANDARDS
Adoption of new accounting standards

In August 2023, the FASB issued 2023-05 Business Combinations - Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement. This update removes diversity in practice and requires certain joint ventures, upon formation, to apply a new basis of accounting consistent with ASC 805 Business Combinations in the joint venturer’s separate financial statements. This does not affect the Company's existing accounting policies or financial statements. This may affect the Company indirectly going forward via the impact on balance sheet values in the separate books of any newly formed equity method investees.
Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of September 30, 2025:

Standard	Description	Date of Adoption	Effect on our unaudited Consolidated Financial Statements or Other Significant Matters
ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures	These amendments enhance disclosures relating to income taxes, including the income tax rate reconciliation and information related to income taxes paid.	December 31, 2025	We are assessing the impact of this ASU. Upon adoption, if material, the impact will be limited to additional disclosure requirements in our annual financial statements in 2025.
ASU 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)	This requires disaggregated disclosure of income statement expenses for public business entities (PBEs). The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements.	January 1, 2027	We are still assessing the impact of this ASU.
ASU 2025-03 - Business Combinations (Topic 805) and Consolidation (Topic 810) - Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity
Under the new ASU, entities are required to consider the factors in ASC 805 in determining the accounting acquirer when the acquisition of a VIE that is a business is primarily effected by the exchange of equity interests. However, the ASU does not change the rule for acquisitions of VIEs that are not a business.

		January 1, 2027	We are still assessing the impact of this ASU.
ASU 2025-04 - Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606) Clarifications to Share-Based Consideration Payable to a Customer
On May 15, 2025, the FASB issued ASU 2025-04, which clarifies the guidance in both ASC 606 and ASC 718 on the accounting for share-based payment awards that are granted by an entity as consideration payable to its customer. The ASU is intended to reduce diversity in practice and improve existing guidance, primarily by revising the definition of a “performance condition” and eliminating a forfeiture policy election for service conditions associated with share-based consideration payable to a customer.
		January 1, 2027	We are still assessing the impact of this ASU.
ASU 2025-05 - Financial Instruments - Credit Losses - Measurement of Credit Losses for Accounts Receivable and Contract Assets
The amendments provide all entities with a practical expedient when estimating expected credit losses. In developing reasonable and supportable forecasts as part of estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset.
		January 1, 2026	We are still assessing the impact of this ASU.

Standard	Description	Date of Adoption	Effect on our unaudited Consolidated Financial Statements or Other Significant Matters
ASU 2025-06 - Intangibles, Goodwill and Other Internal-Use Software
In August 2025, the FASB issued ASU 2025-06, Intangibles - Goodwill and Other Internal-Use Software (Subtopic 350-40): Accounting for and Disclosure of Software Development Costs, to modernize the internal-use software guidance to better reflect current, non-linear software development practices. The ASU removes references to “development stages” and clarifies that capitalization of software costs begins once management authorizes and commits to funding a software project and it is probable the project will be completed and used as intended. The ASU also introduces new guidance for evaluating the “probable-to-complete” threshold, requiring entities to consider whether there is significant development uncertainty.
		January 1, 2027	We are still assessing the impact of this ASU.
ASU 2025-07 - Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606)
The new guidance refines the scope of Topic 815 by providing clarification regarding the contracts subject to derivative accounting. The guidance also provides clarification under Topic 606 for share-based payments from a customer in a revenue contract. The guidance is effective for the Company on a prospective or modified retrospective basis, beginning January 1, 2027 for the interim and annual periods. Early adoption is permitted.
		January 1, 2027	We are still assessing the impact of this ASU. Not expected to impact Golar.